Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of total shares

Common shares issued and outstanding at December 31, 2019	96,693,265
Genmab Investment	2,175,157
2020 Private Investment	55,688,535
Initial Public Offering and Private Placement	22,708,332
Share option exercises	3,195,276
Common shares issued and outstanding at December 31, 2020	180,460,565
Follow-on public offering, incl. Greenshoe	5,750,000
Share option exercises	910,163
Common shares issued and outstanding at December 31, 2021	187,120,728
Shares issued as part of the at-the-market offering program	6,908,493
Shares issued to former shareholders of Frame Pharmaceuticals	858,496
Shares issued for LTIP option exercises and RSU deliveries	109,374	*
Common shares issued and outstanding at December 31, 2022	194,997,091